Additional financial information - Other Noncurrent Assets (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equity method investments	$ 50	$ 56		$ 61
Advanced payments to suppliers	35	14
Contract assets	68	57	$ 32	32
Other	104	67
Total Other noncurrent assets	$ 257	$ 194		$ 184